Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T,
Class B, and Class C
September 28, 2000 Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of shareholders of the Fidelity Advisor Focus Funds will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces footnote C to the "Shareholder fees (paid by the investor directly)" table in the "Fee Table" section on P-10.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on P-29.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-20.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums on other circumstances.

Effective December 31, 2000, the following information replaces similar information found in the "Fund Management" section on P-26.

Pratima Abichandani is manager of Fidelity Advisor Cyclical Industries Fund, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on P-26.

Chris Zepf is portfolio manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.

AFOC-01-03 June 21, 2001
1.480125.117

The following replaces footnote A to the Sales Charges and Concessions Tables on P-27.

A See "Special Purchase Shares" on P-29.

The following information replaces the "Finder's Fee" information beginning on P-29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Supplement to the Fidelity Advisor
Focus Funds®
Institutional Class
September 28, 2000 Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of shareholders of the Fidelity Advisor Focus Funds will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-17.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-18.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (iii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Effective December 31, 2000, the following information replaces similar information found in the "Fund Management" section on P-23.

Pratima Abichandani is manager of Fidelity Advisor Cyclical Industries Fund, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

AFOCI-01-03 June 21, 2001
1.479771.115

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on P-23.

Chris Zepf is portfolio manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.

Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T,
Class B, and Class C
September 28, 2000 Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of shareholders of the Fidelity Advisor Focus Funds will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces footnote C to the "Shareholder fees (paid by the investor directly)" table in the "Fee Table" section on P-10.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on P-29.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-20.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums on other circumstances.

Effective December 31, 2000, the following information replaces similar information found in the "Fund Management" section on P-26.

Pratima Abichandani is manager of Fidelity Advisor Cyclical Industries Fund, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on P-26.

Chris Zepf is portfolio manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.

AFOC-PANN-01-02 June 21, 2001
1.759547.101

The following replaces footnote A to the Sales Charges and Concessions Tables on P-27.

A See "Special Purchase Shares" on P-29.

The following information replaces the "Finder's Fee" information beginning on P-29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Supplement to the Fidelity Advisor
Focus Funds®
Institutional Class
September 28, 2000 Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of shareholders of the Fidelity Advisor Focus Funds will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-17.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on P-18.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (iii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Effective December 31, 2000, the following information replaces similar information found in the "Fund Management" section on P-23.

Pratima Abichandani is manager of Fidelity Advisor Cyclical Industries Fund, which she has managed since December 2000. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

AFOCI-PANN-01-02 June 21, 2001
1.759546.101

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on P-23.

Chris Zepf is portfolio manager of Advisor Technology, which he has managed since June 2001. Since joining Fidelity in 1997, Mr. Zepf has worked as a research analyst and manager.